Document and Entity Information Document	Mar. 25, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 25, 2020
Entity Registrant Name	CALLAWAY GOLF COMPANY
Entity Central Index Key	0000837465
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10962
Entity Tax Identification Number	95-3797580
Entity Address, Address Line One	2180 RUTHERFORD ROAD
Entity Address, City or Town	CARLSBAD
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008-7328
City Area Code	(760
Local Phone Number	931-1771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value per share
Trading Symbol	ELY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false